As filed with the Securities and Exchange Commission on November 16, 2012

Securities Act File No. 333-176541

Investment Company Act File No. 811-22602

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

___________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ X ]

Pre-Effective Amendment No.

[    ]

Post-Effective Amendment No. 3

[    ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[ X ]

Amendment No. 5

[    ]

COTTONWOOD MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

225 West Washington Street, Suite 1450

Chicago, Illinois 60606

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (312) 564-5100

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901

(Name and Address of Agent for Service)

With Copies to:

Daniel T. Hart Cortland Fund Services LLC 225 West Washington Street, Suite 1450 Chicago, Illinois 60606	John H. Lively The Law Offices of John H. Lively& Associates, Inc. A member firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[   ]    immediately upon filing pursuant to paragraph (b).

[  x]    on December 7, 2012  pursuant to paragraph (b).

[ ]  60 days after filing pursuant to paragraph (a)(1).

[  ]    on ________________ pursuant to paragraph (a)(1).

[   ]    75 days after filing pursuant to paragraph (a)(2).

[   ]    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|_X_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities  Being  Registered:  shares of  beneficial interest.

This Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (“PEA No. 3”) for Cottonwood Mutual Funds (the “Trust”) applies only to the Armour Tactical Flex Fund series of shares offered by the Trust.  PEA No. 3 is being filed solely to designate a new effective date for a previously filed post-effective amendment, Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A (“PEA No. 2”).  PEA No. 2 was filed with the Commission on September 11, 2012  pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933 and was scheduled to become effective on November 26, 2012.  PEA No. 2 also applied only to the Armour Tactical Flex Fund.  Part A (Prospectus) and Part B (Statement of Additional Information) of PEA No. 2 are incorporated herein by reference.

PART C

FORM N-1A OTHER INFORMATION

ITEM 28.Exhibits.

(a)(1)

Certificate of Trust.1

(a)(2)

Certificate of Amendment to Certificate of Trust1

(a)(3)

Agreement and Declaration of Trust.2

(b)

By-laws.1

(c)

Certificates for shares are not issued.  Provisions of the Agreement and Declaration of Trust define the rights of holders of shares of the Trust.

(d)

(1)

Investment Advisory Agreement between the Trust and HAGIN Capital, LLC d.b.a.HAGINInvestment Management on behalf of the HAGIN Keystone Market NeutralFund.2

(2)

Investment Advisory Agreement between the Trust and ArmourWealth, Inc. on behalf oftheArmour Tactical Flex Fund.3

(e)

(1)

Distribution Agreement.1

(2)

Amended Sch. A to Distribution Agreement adding the Armour Tactical Flex Fund.3

(f)

None.

(g)

(1)

Custody Agreement.1

(2)

Amended Appendix B to the Custody Agreement adding the Armour Tactical FlexFund.3

(h)

(1)

Transfer Agent Agreement between the Cortland Fund Services LLC and Mutual Shareholder Services, LLC on behalf of the Trust.2

(h)

(2)

Accounting Services Agreement between Cortland Fund Services LLC and Mutual ShareholderServices, LLC on behalf of the Trust.2

(h)

(3)(i)

Administration Services Agreement between the Trust and Cortland Fund Services LLC.2

(h)

(3)(ii)

Amended Exhibit A to the Administrative Services Agreement with Cortland Fund Services LLC adding the Armour Tactical Flex Fund.3

(h)

(4)

Services Agreement between the Armour Tactical Flex Fund and ArmourWealth, Inc.3

(i)(1)

Opinion and Consent of Counsel with respect to the HAGIN Keystone Market Neutral Fund.1

(i)(2)

Opinion and Consent of Counsel with respect to the Armour Tactical Flex Fund.3

(j)

Consent of Auditor.2

(k)

Not applicable.

(l)

Initial Capital Agreement.1

(m)

None.

(n)

None.

(p)(1)

Code of Ethics for the Trust.1

(p)(2)

Code of Ethics for HAGIN Capital, LLC1

(p)(3)

Code of Ethics of ArmourWealth, Inc.3

(q)

Powers of Attorney.1

___________

1 Incorporated by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 333-176541 and 811-22602) filed with the Securities and Exchange Commission on February 27, 2012.

2 Incorporated by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 333-176541 and 811-22602) filed with the Securities and Exchange Commission on March 15, 2012.

3To be filed by amendment.

ITEM 29.Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30. Indemnification.

Reference is made to the Registrant's Declaration of Trust. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law.  In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. Business and Other Connections of the Investment Adviser.

See the Prospectus section entitled “Management “ and the Statement of Additional Information section entitled “The Investment Adviser” for the activities and affiliations of the officers and directors of the investment advisers of the Registrant (the “Advisers”). Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of an Adviser is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisers currently serve as investment adviser to other institutional and individual clients.

ITEM 32. Principal Underwriter

(a) Rafferty Capital Markets, LLC (“RCM”), 59 Hilton Avenue, Garden City, NY 11530, serves as the Trust’s principal underwriter. RCM also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: (1) Acadia Funds; (2) Archer Funds; (3) Aviemore Funds; (4) Chou America Funds; (5) Conestoga Funds; (6) Direxion Funds; (7) Epiphany Funds; (8) Entrepreneur Shares; (9) FMI Funds; (10) Gilded Funds (11) Leuthold Funds; (12) Longleaf Partners Funds;(13) Marketocracy Funds; (14) Neiman Funds; (15) New Frontiers KC India Fund; (16) Oracle Funds; (17) Paradigm Funds; (18) PIP New Generation Fund; (19) Ranger Funds (20) Satuit Funds; (21) Sparrow Funds; and (22) Yacktman Funds.

 (b) The following is provided with respect to each director, officer or partner of Rafferty Capital Markets, LLC.

Name, Principal Business Address and

Positions and Offices with the Fund

Position and Office with Underwriter

Thomas A. Mulrooney, President

None of the officers will have a position with the Fund.

Lawrence C. Rafferty, Director

Stephen P. Sprague, Chief Financial Officer

The address for each director, officer or partner of Rafferty Capital Markets, LLC is 59 Hilton Avenue, Garden City, NY 11530.

(c)  No commissions or other compensation were received, directly or indirectly, from the Registrant during the most recent fiscal year by the principal underwriter.

ITEM 33. Location of Accounts And Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant at 225 West Washington Street, Suite 1450, Chicago, Illinois 60606, and the Transfer Agent at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 except that all records relating to the activities of the Fund's Custodian are maintained at the office of UMB Bank, N.A., 928 Grand Blvd., 5th Floor, Kansas City, Missouri 64106. Certain books and records relating to the Trust’s series portfolios are maintained at the offices of the advisers to the Trust’s series portfolios:

Custodian at its office at 928 Grand Blvd., 5th Floor, Attn: Bonnie Johnson, Kansas City, Missouri 64106,

(a)

HAGIN Capital, LLC d.b.a. HAGIN Investment Management, located at 645 Madison Ave., 9th Floor, New York, New York 10022, keeps the records relating to its function as the investment adviser to the HAGIN Keystone Market Neutral Fund.

(b)

ArmourWealth, Inc. located at 1201 O Street, Suite 101, Lincoln, Nebraska 68508, keeps the records relating to its function as the investment adviser to the Armour Tactical Flex Fund.

ITEM 34. Management Services.

Not Applicable.

ITEM 35. Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in this City of Chicago, State of Illinois, on the 16th day of November, 2012.

COTTONWOOD MUTUAL FUNDS

By:

/s/ Daniel T. Hart

Daniel T. Hart, Trustee and Principal Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 16th day of November, 2012.

By:

/s/ Daniel T. Hart

Daniel T. Hart, Trustee and Principal Executive Officer

/s/Greg Myers

Greg Myers, Treasurer and Principal Financial Officer

______*_________

Leif Bollinger, Trustee

_____*___________

John Myers, Trustee

*__/s/ Daniel T. Hart________

Attorney-in-fact pursuant to Powers of Attorney filed with the Securities and Exchange Commission on March 15, 2012.